Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 5: - OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2022	2021

Governmental authorities	$429	$340
Prepaid expenses	1,443	1,593
Others	56	31

	$1,928	$1,964